FOUNDATIONS DYNAMIC CORE ETF

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 89.6% EQUITY - 89.6%
412	iShares Core S&P 500 ETF	$ 207,829
1,740	iShares Core S&P Mid-Cap ETF	99,406
2,732	iShares Core S&P Small-Cap ETF	285,193
452	Vanguard Large-Cap ETF	104,046
1,252	Vanguard Total Stock Market ETF	311,261
		1,007,735
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,056,223)	1,007,735
	TOTAL INVESTMENTS - 89.6% (Cost $1,056,223)	$ 1,007,735
	OTHER ASSETS IN EXCESS OF LIABILITIES- 10.4%	117,457
	NET ASSETS - 100.0%	$ 1,125,192

ETF - Exchange-Traded Fund

FOUNDATIONS DYNAMIC GROWTH ETF

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 92.2% EQUITY - 92.2%
1,416	iShares Core S&P U.S. Growth ETF	$ 159,314
1,628	Vanguard Growth ETF	536,948
588	Vanguard Mega Cap Growth ETF	160,847
448	Vanguard Mid-Cap Growth ETF	100,280
400	Vanguard Small-Cap Growth ETF	96,688
		1,054,077
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,106,761)	1,054,077
	TOTAL INVESTMENTS - 92.2% (Cost $1,106,761)	$ 1,054,077
	OTHER ASSETS IN EXCESS OF LIABILITIES- 7.8%	88,645
	NET ASSETS - 100.0%	$ 1,142,722

ETF - Exchange-Traded Fund

FOUNDATIONS DYNAMIC GROWTH ETF

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 87.4% FIXED INCOME - 87.4%
16,633	BlackRock Ultra Short-Term Bond ETF	$ 839,967
7,933	Invesco Short Term Treasury ETF	836,456
12,484	iShares 0-3 Month Treasury Bond ETF	1,257,138
12,575	iShares 0-5 Year TIPS Bond ETF	1,247,188
28,251	SPDR Portfolio Short Term Corporate Bond ETF	835,947
10,966	Vanguard Short-Term Bond ETF	832,648
10,868	Vanguard Short-Term Corporate Bond ETF	832,163
17,471	Vanguard Short-Term Inflation-Protected Securities ETF	835,114
		7,516,621
	TOTAL EXCHANGE-TRADED FUNDS (Cost $7,526,433)	7,516,621
	TOTAL INVESTMENTS - 87.4% (Cost $7,526,433)	$ 7,516,621
	OTHER ASSETS IN EXCESS OF LIABILITIES- 12.6%	1,079,392
	NET ASSETS - 100.0%	$ 8,596,013

ETF - Exchange-Traded Fund

SPDR - Standard and Poor’s Depository Receipt

FOUNDATIONS DYNAMIC VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 89.4%
39,192	EQUITY - 89.4% Avantis US Large Cap Value ETF	$ 2,390,712
19,688	Vanguard Dividend Appreciation ETF	3,446,778
29,716	Vanguard High Dividend Yield ETF	3,461,023
20,332	Vanguard Mega Cap Value ETF	2,340,010
15,272	Vanguard Mid-Cap Value ETF	2,276,292
12,604	Vanguard Small-Cap Value ETF	2,273,257
44,620	Vanguard Value ETF	6,982,583
		23,170,655
	TOTAL EXCHANGE-TRADED FUNDS (Cost $23,886,116)	23,170,655
	TOTAL INVESTMENTS - 89.4% (Cost $23,886,116)	$ 23,170,655
	OTHER ASSETS IN EXCESS OF LIABILITIES- 10.6%	2,749,428
	NET ASSETS - 100.0%	$ 25,920,083

OPEN FUTURES CONTRACTS

Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(a)	Value and Unrealized Appreciation
405	Micro E-mini S&P 500 futures	6/21/2024	$ 10,260,675	$ 21,037

TOTAL FUTURES CONTRACTS

(a) The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

ETF - Exchange-Traded Fund